Shareholder Report, Line Graph (Details) - USD ($)	Nov. 30, 2025	May 31, 2025	Nov. 30, 2024	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Dec. 15, 2021
C000231252 [Member]
Account Value [Line Items]
Accumulated Value	$ 14,055	$ 12,844	$ 13,002	$ 11,163	$ 9,506	$ 8,682	$ 8,550	$ 8,529	$ 10,000
Solactive GBS United States 1000 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 14,853	$ 12,789	$ 13,056	$ 11,293	$ 9,748	$ 8,854	$ 8,619	$ 8,677	$ 10,000